Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended
	Dec. 07, 2022	Mar. 30, 2022	Nov. 30, 2021	Sep. 30, 2021	Jan. 16, 2020
Subsequent Events [Abstract]
Preliminary rate			66.70%		6.75%
Preliminary tariff reduction rate					1.46%
Established Percentage				4.93%
Payment amount (in Dollars)		$ 189
Federal rate percentage	6.35%